Pensions and Other Postretirement Benefits (Details 4) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Defined Benefit Pension Plans [Member]
Accumulated other comprehensive income (loss)
Net actuarial (loss) gain	$ (174.2)	$ (166.7)
Prior service (cost) credit	(4.2)	(4.9)
Total recognized in accumulated other comprehensive loss	(178.4)	(171.6)
Other Postretirement Benefits [Member]
Accumulated other comprehensive income (loss)
Net actuarial (loss) gain	6.9	5.3
Prior service (cost) credit	10.3	11.5
Total recognized in accumulated other comprehensive loss	17.2	$ 16.8
One-percentage point annual change in the assumed health care cost trend rate
Effect on total service and interest cost components, increase	0.1
Effect on total service and interest cost components, decrease	0.1
Effect on benefit obligation, increase	2.5
Effect on benefit obligation, decrease	$ 2.3
U. S. Defined Benefit Plans [Member]
Weighted-average assumptions used in determining benefit obligation
Discount rate	4.01%	4.45%
Rate of compensation increase	4.06%	4.13%
U. S. Other Postretirement Benefit Plans [Member]
Weighted-average assumptions used in determining benefit obligation
Discount rate	3.97%	4.30%
Rate of compensation increase	0.00%	0.00%
Canadian Defined Benefit Plans [Member]
Weighted-average assumptions used in determining benefit obligation
Discount rate	3.51%	4.11%
Rate of compensation increase	3.00%	3.00%
Canadian Other Postretirement Benefit Plans [Member]
Weighted-average assumptions used in determining benefit obligation
Discount rate	3.50%	4.10%
Rate of compensation increase	0.00%	0.00%